(ICON)

Prudential
Institutional
Liquidity
Portfolio, Inc.
-------------------------
Institutional Money
Market Series

SEMI
ANNUAL
REPORT
Sept. 30, 1997

(LOGO)

Prudential Institutional Liquidity Portfolio, Inc.
Institutional Money Market Series

Performance At A Glance.
The Prudential Institutional Liquidity Portfolio -
- Institutional Money
Market Series provided returns that were well ahead of the average money market fund for the six-month period ending in September by emphasizing higher yielding, one-year money market securities.
The 7-day current yield on PILP's Class I shares stood at 5.57% as of September 30, 1997 compared with 5.33% for the average institutional money fund tracked by IBC Financial
Data.

Fund Facts
As of 9/30/97
                       7-Day       Net Asset
Weighted     Total Net
                    Current Yld.     Value
Avg. Mat.   Assets (mil.)
PILP Class A            5.52%        $1.00
60 Days        $80.7
PILP Class I            5.57          1.00
60 Days        555.4
IBC Financial Data
Institutional Avg.      5.33          1.00
48 Days         N/A
(1st & 2nd Tier)*

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in PILP is neither insured nor guaranteed by the U.S.
government and there
can be no assurance that PILP will be able to maintain a stable
$1 net asset value per share.

*This is the average seven-day current yield, NAV and WAM of all funds in the International Business Communications
Financial
Data's institutional money fund category as of September 30, 1997

How Investments Compared.
(As of 9/30/97)
(GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors
have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Robert L. Wofchuck, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Prudential Institutional Liquidity Portfolio -
- Institutional
Money Market Series seeks high current income consistent with the preservation of principal and liquidity. The
Series is a
diversified portfolio of high quality, U.S. dollar-denominated money market securities issued by the U.S.
government and its
agencies, major corporations and commercial banks of the U.S.
and foreign countries. Maturities can range from one day to a maximum of 13 months. We typically purchase securities rated in one of the two highest ratings categories by at least two major, independent rating agencies or, if not rated, deemed to be of equivalent quality by our credit research staff.
There can be no assurance that the Series will achieve its investment goal.

Strategy Session.

Fed Watching & Waiting.
After the federal funds rate (what banks charge each other for overnight loans) was increased by a quarter percentage point to
5.5% in March, investors continued to push yields higher (and prices lower) in early April because they expected the Federal
Reserve to raise rates again. The economy expanded at an average annualized rate of 4.1% during the first half of the year so investors reasoned that another federal funds rate increase may be necessary to keep the economy from overheating. By the end of April, your Series' weighted average maturity or WAM was longer than that of its competition because we purchased higher yielding one-year money market securities. As time drew near for the central bank meeting in May, we scaled back the Series'
WAM to be
prepared to purchase higher yielding money market securities just in case there was a second rate increase.

But it soon became clear that the Federal Reserve would leave monetary policy unchanged. Indeed to date, the federal funds rate has remained at 5.5%. While robust economic growth has historically caused inflationary pressures to build, price pressures have been virtually non-existent thus far. Federal
Reserve Chairman Alan Greenspan attributed the favorable inflation data to productivity gains and the beneficial impact of global competition.

Greenspan's comments combined with reports showing tame inflation and moderating economic growth sparked a bond market rally that pushed down the yield on the 30-year
U.S. Treasury bond to 6.30% on July 31, its lowest level of the reporting period. Just as abruptly, bond yields turned higher after a report released in August showed the job market remained strong with the unemployment rate below 5%. These conditions could increase the probability of another pre-emptive interest rate increase because of concern that rising workers' wages might ignite higher inflation. With this in mind, we again reduced the Series' WAM prior to the Federal Reserve meeting in August only to lengthen it again when the central bankers voted to leave monetary policy unchanged.

We're Here
To Serve You.

On June 2, 1997, we lowered the Series' fees and extended its hours for deposits and withdrawals. The
Series' Class
A shares current annual expense ratio is 0.20 of 1% and investments and redemptions are now being accepted through
4 p.m. New York time. In addition, the Series'
Class I
shares current annual expense ratio is 0.15 of 1% since inception on July 9. We will continue to look for ways to increase your yield and make doing business with us more convenient.

What Went Well.

The Longer, The Better.
History tells us that changes in Federal Reserve monetary policy are rarely one shot deals. So investors who expected another federal funds rate increase demanded higher yields on longer term money market securities, which caused the yield curve to steepen.

We took advantage of this trend by purchasing one-year securities to lock in higher yields. As a result, the Series'
WAM was often
longer than its competition which worked well over the past six months. For example, we extended the Series' WAM in late June to 66 days. Lengthening the WAM in June was a good idea because yields on money market securities slid sharply in July after the central bank stood pat on interest rates.

For the period, we were comfortable holding longer term money market securities because even if the Fed did move, any federal funds interest rate increase would have likely been a modest one and additional rate increases were already priced into our securities.

And Not So Well.

We Wavered.
While the Series' WAM was generally longer than its competition, we adopted a more defensive approach prior to the May, July and
August Federal Reserve meetings by shortening the WAM. With the
U.S. economy growing at a brisk clip, central bankers could have acted pre-emptively to ward off higher inflation by increasing the federal funds rate. So like many other market participants, we reduced the Series' WAM to be prepared to purchase any higher yielding money market securities should rates rise.
Of course, the federal funds rate stayed at 5.5%.
Had we
stuck to our guns and kept the Series' WAM longer than its competition, our performance would have been even better.

Looking Ahead.
The Federal Reserve is caught between a rock and a hard place. With the unemployment rate tumbling to a 24-year low of 4.7% in October, central bankers are probably itching to increase the federal funds rate to prevent robust economic growth from reigniting inflation.
But
higher U.S. interest rates could spark further turmoil by luring investments away from Asia's embattled markets.
Southeast Asia's financial crisis had spread through global stock markets, sending the Dow Jones
Industrial
Average plunging a record 554 points on October
27.
While concern about stirring up more financial turbulence could temporarily postpone another rate increase, we believe central bankers will likely move again in 1998.

President's Letter
November 12, 1997
(PICTURE)

Keep Events In Perspective.

Dear Shareholder:
For investors, the late October decline
experienced by the financial
markets was unsettling -- but let's put events in perspective.

October's downturn was the third significant one this year.
Stock prices fell sharply in early spring and dropped again in late summer. Yet following each episode the financial markets recovered any lost ground. That's very important because it shows that investors today are not easily swayed by temporary setbacks -- they choose to stay the course and are investing for the long term.

Despite the recent volatility, it has been a very good year for investors. Plus, the U.S. economy is strong, inflation remains low, and unemployment is down.
At the
end of the sell-off on October 27, the Standard &
Poor's
500 Index had still gained more than 18% for the year.
The Dow Jones Industrial Average was also up 11% and the Nasdaq Composite nearly 19%.

Here are a few more thoughts that may help you during times of market uncertainty:

-- Keep your expectations realistic. Seasoned investors know that financial markets rise and fall -- as will the value of their holdings. Over time, however, stocks have been shown to produce very attractive returns. As a matter of fact, the S&P
500 rose more than 280% from the time of the last major market downturn (October 31, 1987) through December 31,
1996, according to Lipper Analytical Services.

-- Don't make rash decisions. If you have an investment plan, stick to it. While past performance is not indicative of future results, historically, investors have profited by taking advantage of the long-term growth potential of U.S. stocks.

-- We're on your side. Your Prudential Securities
Financial
Advisor or Pruco Securities Registered
Representative can
help you understand what's happening in the financial markets. Why not call him or her today?

Thank you for your continued confidence in Prudential
Mutual Funds and Annuities. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as       PRUDENTIAL
INSTITUTIONAL
of September 30, 1997             LIQUIDITY
PORTFOLIO, INC.
(Unaudited)                       INSTITUTIONAL
MONEY MARKET SERIES
--------------------------------------------------
----------

Principal
Amount
(000)        Description                     Value
(Note 1)
     ---------------------------------------------
---------------
Bank Notes--12.1%
             American Express Centurion Bank
    $2,000   5.62625%, 10/3/97 (b)
$  2,000,130
     4,000   5.62625%, 10/9/97 (b)
4,000,000
     1,000   5.62625%, 10/14/97 (b)
999,963
     1,000   5.62625%, 10/22/97 (b)
999,978
     1,000   5.70625%, 10/24/97 (b)
1,000,032
             Bank of America
     2,000   5.57%, 11/7/97
1,999,487
             Bank of New York
     2,000   5.94%, 6/30/98
2,000,520
             Bank One, N. A.
    10,000   5.50%, 10/8/97
9,999,882
             Comerica Bank
     2,000   5.55625%, 10/6/97 (b)
1,999,563
     7,000   5.55125%, 10/14/97 (b)
6,998,275
             FCC National Bank
     9,000   5.51281%, 10/2/97 (b)
8,994,743
             First Bank, N.A.
     1,000   5.55625%, 10/15/97 (b)
999,956
     4,000   5.57625%, 10/15/97 (b)
3,999,186
     4,000   5.61625%, 10/15/97 (b)
4,000,000
             First USA Bank
     5,000   5.95%, 10/15/97 (b)
5,003,648
     3,000   6.01875%, 11/19/97 (b)
3,006,248
             Morgan Guaranty Trust Co.
    13,000   5.625%, 11/14/97 (b)
12,998,858
             Wachovia Bank, N.A.
     6,000   6.14%, 6/1/98
6,000,000

------------

77,000,469
--------------------------------------------------
----------
Certificates Of Deposit - Domestic--1.1%
             CoreStates Bank, N.A.
     1,000   5.57625%, 10/20/97 (b)
999,903
     1,000   5.72%, 10/23/97 (b)
1,000,000
             Harris Trust & Savings Bank
     5,000   6.625%, 10/1/97
5,000,000

------------

6,999,903
Certificates Of Deposit - Eurodollar--5.8%
             Banco Santander, S.A.
    $6,000   5.56%, 11/30/97
$  6,000,053
             Bankers Trust Co.
     8,000   5.64%, 10/10/97
8,000,038
             Kredietbank, S.A.
    14,000   5.59%, 11/10/97
14,000,154
             Westdeutsche Landesbank Girozentrale
     9,000   5.82%, 8/3/98
8,994,155

------------

36,994,400
--------------------------------------------------
----------
Certificates Of Deposit - Yankee--15.5%
             Banque Nationale de Paris
    19,910   6.50%, 10/1/97
19,910,000
             Commerzbank
     5,000   5.97%, 8/17/98
4,998,743
             Credit Agricole Indosuez
     5,000   5.87%, 8/10/98
4,997,950
             Deutsche Bank
     2,000   5.69%, 10/28/97
1,999,956
             National Westminster Bank PLC
     3,000   6.06%, 5/26/98
2,999,071
             Royal Bank of Canada
     2,000   5.725%, 10/17/97
1,999,967
     5,000   5.91%, 6/17/98
4,997,965
             Societe Generale
     4,500   5.72%, 10/20/97
4,499,579
     1,000   5.91%, 10/21/97
1,000,095
     1,000   5.61%, 11/3/97
999,753
     1,000   5.60%, 11/12/97
999,680
     5,000   6.19%, 5/6/98
4,998,238
     1,000   6.105%, 5/26/98
1,001,196
    13,000   6.01%, 6/16/98
12,997,366
     7,000   5.88%, 7/17/98
6,998,940
             Swiss Bank Corp.
     8,000   5.98%, 3/19/98
7,999,292
    15,000   5.86%, 7/17/98
14,996,591

------------

98,394,382

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as       PRUDENTIAL
INSTITUTIONAL
of September 30, 1997             LIQUIDITY
PORTFOLIO, INC.
(Unaudited)                       INSTITUTIONAL
MONEY MARKET SERIES
--------------------------------------------------
----------

Principal
Amount
(000)        Description                     Value
(Note 1)
     ---------------------------------------------
---------------
Commercial Paper--39.4%
             AC Acquisition Holding Co.
    $4,000   5.53%, 10/23/97
$  3,986,482
             American Honda Finance Corp.
    17,965   5.59%, 10/21/97
17,909,209
             Aon Corp.
     1,000   5.59%, 11/7/97
994,255
     3,000   5.60%, 11/24/97
2,974,800
             Barclays U.S. Funding Corp.
     6,000   5.525%, 10/14/97
5,988,029
             CIT Group Holdings, Inc.
     3,000   5.53%, 10/27/97
2,988,018
     1,150   6.20%, 4/15/98
1,150,137
             Commercial Credit Co.
    11,570   5.53%, 10/23/97
11,530,900
             Corporate Receivables Corp.
     8,000   5.55%, 10/16/97
7,981,500
     9,000   5.54%, 10/22/97
8,970,915
             CXC, Inc.
     7,000   5.53%, 10/3/97
6,997,849
    22,859   5.55%, 10/20/97
22,792,042
             Ford Motor Credit Co.
     2,927   6.00%, 10/6/97
2,924,561
             General Electric Capital Corp.
     5,000   5.70%, 1/12/98
4,918,458
             General Motors Acceptance Corp.
    10,000   5.54%, 10/20/97
9,970,761
             Grand Metropolitan Capital Corp.
     4,000   6.45%, 10/1/97
4,000,000
             GTE Corp.
     5,000   5.55%, 10/7/97
4,995,375
             International Nederlanden U.S.
                Holdings
     2,000   5.57%, 10/3/97
1,999,381
             Johnson Controls, Inc.
     8,000   5.65%, 11/7/97
7,953,545
             Kredietbank Financial Corp.
     5,600   5.80%, 10/8/97
5,593,684
             Lehman Brothers Holdings, Inc.
    15,635   5.90%, 10/7/97
15,619,626
             Market Street Funding Corp.
    $2,000   5.57%, 10/16/97
$  1,995,358
     7,000   5.57%, 10/23/97
6,976,173
             Martin Marietta Material, Inc.
     2,000   5.58%, 10/7/97
1,998,140
             Mitsubishi International Corp.
     5,000   5.57%, 10/17/97
4,987,622
             Monte Rosa Capital Corp.
     6,000   5.58%, 11/6/97
5,966,520
     5,000   5.57%, 12/1/97
4,952,810
             Newell Co.
     4,000   5.55%, 10/14/97
3,991,983
             Old Line Funding Corp.
     3,000   5.56%, 10/16/97
2,993,050
     5,000   5.57%, 10/22/97
4,983,754
     1,000   5.56%, 11/6/97
994,440
             Pfizer, Inc.
     1,880   6.00%, 10/8/97
1,877,807
             Safeco Corp.
    10,000   5.61%, 11/7/97
9,942,342
     5,000   5.60%, 11/17/97
4,963,444
             Smith Barney Holdings, Inc.
    15,000   5.54%, 10/22/97
14,951,525
             Special Purpose Accounts Receivables
                Corp.
     7,000   5.57%, 10/16/97
6,983,754
             UBS Finance (Delaware), Inc.
     7,000   5.62%, 10/14/97
6,985,794
             WCP Funding, Inc.
     3,000   5.54%, 10/14/97
2,993,998
     1,000   5.55%, 10/23/97
996,608
     1,000   5.55%, 11/19/97
992,446
             Wood Street Funding Corp.
     2,000   5.57%, 10/6/97
1,998,453
     6,031   5.57%, 10/20/97
6,013,271

------------

250,778,819
--------------------------------------------------
----------
Loan Participations--1.3%
             Countrywide Home Loans, Inc.
     8,000   5.90%, 10/7/97
8,000,000

------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as       PRUDENTIAL
INSTITUTIONAL
of September 30, 1997             LIQUIDITY
PORTFOLIO, INC.
(Unaudited)                       INSTITUTIONAL
MONEY MARKET SERIES
--------------------------------------------------
----------

Principal
Amount
(000)        Description                     Value
(Note 1)
     ---------------------------------------------
---------------
Other Corporate Obligations--25.3%
             American General Finance Corp.
    $2,109   7.70%, 11/15/97
$  2,113,839
             Associates Corp. of North America
     1,500   7.75%, 11/1/97
1,502,577
     2,250   8.375%, 1/15/98
2,266,074
             Avco Financial Services, Inc.
     3,000   5.71%, 11/17/97 (b)
2,999,945
             BP America, Inc.
     1,500   8.875%, 12/1/97
1,507,830
             CoreStates Capital Corp.
     1,000   5.62625%, 10/24/97 (b)
1,000,000
             Ford Motor Credit Co.
     2,500   9.375%, 12/15/97
2,517,594
             General Motors Acceptance Corp.
    23,000   5.68703%, 11/3/97 (b)
22,997,144
             Goldman Sachs Group, L.P.
             5.80859%, 10/22/97
                (cost $21,000,000, date purchased
                6/3/96) (b)(c)
21,000,000
    21,000
             International Lease Finance Corp.
     3,250   6.125%, 10/15/97 (b)
3,250,487
             Merrill Lynch & Co., Inc.
     3,000   5.68625%, 10/16/97 (b)
3,000,038
    30,000   5.61625%, 10/8/98 (b)
29,997,009
             Morgan Stanley Group, Inc.
     3,000   5.875%, 10/15/97 (b)
3,000,000
     2,000   5.88281%, 11/17/97 (b)
2,000,000
     5,000   6.00438%, 12/17/97 (b)
5,007,304
             NationsBank Corp.
     1,500   5.86875%, 12/29/97 (b)
1,501,275
             Norwest Financial, Inc.
     2,000   6.50%, 11/15/97
2,001,748
             PNC Bank Student Loan Trust I 1997-2
    $6,410   5.59625%, 10/27/97 (b)
$  6,409,843
             Restructured Asset Securities
                1997-MM-8-5
    17,000   5.64625%, 10/28/97 (b)
17,000,000
             Short-Term Card Account Trust 1996-1
    18,000   5.67625%, 10/15/97 (b)
18,000,000
             Short-Term Repackaged Asset Trust
                1996-A
             5.65625%, 10/15/97
                (cost $5,999,736, date purchased
                12/27/96) (b)(c)
5,999,736
     6,000
             SMM Trust Notes 1997-Q
     5,000   5.65625%, 10/15/97 (b)
5,000,000
             Transamerica Finance Corp.
     1,000   6.90%, 12/1/97
1,001,810

------------

161,074,253
--------------------------------------------------
----------
Total Investments--100.5%
             (amortized cost $639,242,226(a))
639,242,226
             Liabilities in excess of other
                assets--(0.5)%
(3,180,984)

------------
             Net Assets--100%
$636,061,242

------------

------------

---------------
(a) The cost of securities for federal income tax
purposes is substantially the
    same as for financial reporting purposes.
(b) Variable rate instrument. The maturity date
presented for these instruments
    is the later of the next date on which the
security can be redeemed at par
    or the next date on which the rate of interest
is adjusted.
(c) Private placement restricted as to resale and
does not have a readily
    available market; the aggregate cost of such
securities is $26,999,736. The
    aggregate value ($26,999,736) is approximately
4.2% of net assets.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL INSTITUTIONAL
LIQUIDITY PORTFOLIO, INC.
INSTITUTIONAL MONEY MARKET SERIES
Portfolio of Investments as of September 30, 1997
(Unaudited)
--------------------------------------------------
----------
The industry classification of portfolio holdings
and other assets in excess of
liabilities shown as a percentage of net assets as
of September 30, 1997 was as
follows:
Commercial
Banks...................................   39.6%
Asset Backed
Securities............................   17.0
Securities Brokers &
Dealers.......................   17.0
Finance
Lessors....................................    5.2
Fire & Marine Casualty
Insurance...................    5.2
Personal Credit
Institutions.......................    4.5
Business Credit
(Finance)..........................    2.4
Bank Holding
Companies.............................    1.7
Mortgage
Banks.....................................    1.3
Regulatory
Controls................................    1.3
Pharmaceuticals...................................
 .    0.9
Commodity
Trading..................................    0.8
Telephone &
Communications.........................    0.8
Accident & Health
Insurance........................    0.6
Bakery
Products....................................
0.6
Furniture.........................................
 .    0.6
Equipment Rental &
Leasing.........................    0.5
Mining............................................
 .    0.3
Petroleum
Refining.................................    0.2

-----
Liabilities in excess of other
assets..............   (0.5)

-----

100.0%

-----

-----
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

                                       PRUDENTIAL
INSTITUTIONAL
Statement of Assets and                LIQUIDITY
PORTFOLIO, INC.
Liabilities (Unaudited)
INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------
------------------------------

Assets
September 30, 1997
Investments, at amortized cost which approximates
market
value.........................................
$639,242,226
Interest
receivable........................................
 ............................................
3,743,503
Deferred expenses and other
assets............................................
 .........................               11,779

------------------
   Total
assets............................................
 ............................................
642,997,508

------------------
Liabilities
Payable for investments
purchased.........................................
 .............................            6,000,053
Dividends
payable...........................................
 ...........................................
794,947
Accrued
expenses..........................................
 .............................................
102,233
Management fee
payable...........................................
 ......................................
37,206
Distribution fee
payable...........................................
 ....................................
1,827

------------------
   Total
liabilities.......................................
 ............................................
6,936,266

------------------
Net
Assets............................................
 .................................................
$636,061,242

------------------

------------------
Net assets were comprised of:
   Common stock, at
par...............................................
 .................................         $
636,061
   Paid-in capital in excess of
par...............................................
 .....................          635,425,181

------------------
Net assets, September 30,
1997..............................................
 ...........................         $636,061,242

------------------

------------------
Class A:
Net asset value, offering and redemption price per
share
   ($80,697,027 / 80,697,027 shares of common
stock issued and
outstanding)............................
$1.00

------------------

------------------
Class I:
Net asset value, offering and redemption price per
share
   ($555,364,215 / 555,364,215 shares of common
stock issued and
outstanding)..........................
$1.00

------------------

------------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

PRUDENTIAL INSTITUTIONAL
LIQUIDITY PORTFOLIO, INC.
INSTITUTIONAL MONEY MARKET SERIES
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended
Net Investment Income
September 30, 1997
Income
   Interest.................................
$ 18,669,153
                                               ---
---------------
Expenses
   Management fee...........................
653,974
   Distribution fee--Class A................
201,024
   Transfer agent's fees and expenses.......
126,000
   Custodian's fees and expenses............
58,000
   Registration fees........................
37,000
   Legal fees and expenses..................
17,000
   Reports to shareholders..................
17,000
   Audit fee................................
12,500
   Directors' fees and expenses.............
6,000
   Insurance expenses.......................
5,000
   Miscellaneous............................
5,434
                                               ---
---------------
      Total expenses........................
1,138,932
   Less: Expense subsidy (Note 4)...........
(191,158)
      Management fee waiver (Note 2)........
(120,984)
      Distribution fee waiver (Note 2)......
(57,751)
                                               ---
---------------
      Net expenses
769,039
                                               ---
---------------
Net investment income.......................
17,900,114
                                               ---
---------------
Realized Gain on Investments
Net realized gain on investment
   transactions.............................
2,347
                                               ---
---------------
Net Increase in Net Assets
Resulting from Operations...................
$ 17,902,461
                                               ---
---------------
                                               ---
---------------

PRUDENTIAL INSTITUTIONAL
LIQUIDITY PORTFOLIO, INC.
INSTITUTIONAL MONEY MARKET SERIES
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                 Six Months
                                    Ended
Year Ended
Increase (Decrease)             September 30,
March 31,
in Net Assets                       1997
1996
Operations
   Net investment income.....  $    17,900,114
$    22,586,704
   Net realized gain on
      investment
      transactions...........            2,347
11,251
                               ---------------
---------------
   Net increase in net assets
      resulting from
      operations.............       17,902,461
22,597,955
                               ---------------
---------------
Dividends and distributions
   (Note 1)
      Class A................       (9,038,533)
(22,597,955)
      Class I................       (8,863,928)
--
                               ---------------
---------------
                                   (17,902,461)
(22,597,955)
                               ---------------
---------------
Series share transactions
   (net of conversions) (Note
   5)
   Net Proceeds from shares
      sold...................    2,927,771,760
2,069,514,977
   Net asset value of shares
      issued in reinvestment
      of
      dividends and
      distributions..........       17,413,816
21,346,132
   Cost of shares
      reacquired.............   (2,787,169,339)
(2,053,657,829)
                               ---------------
---------------
   Net increase in net assets
      from Series share
      transactions...........      158,016,237
37,203,280
                               ---------------
---------------
Total increase...............      158,016,237
37,203,280
Net Assets
Beginning of period..........      478,045,005
440,841,725
                               ---------------
---------------
End of period................  $   636,061,242
$   478,045,005
                               ---------------
---------------
                               ---------------
---------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     8

PRUDENTIAL INSTITUTIONAL
Notes to Financial Statements
LIQUIDITY PORTFOLIO, INC.
(Unaudited)
INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------
------------------------------
Prudential Institutional Liquidity Portfolio, Inc.
(the 'Fund') is registered
under the Investment Company Act of 1940 as an
open-end, diversified management
investment company. The Fund consists of two
series--the Institutional Money
Market Series (the 'Series') and the Liquid Asset
Series. The Liquid Asset
Series has not yet begun operations. The
investment objective of the Series is
high current income consistent with the
preservation of principal and liquidity.
The Series invests primarily in money market
instruments maturing in thirteen
months or less whose ratings are within the two
highest ratings categories by a
nationally recognized statistical rating
organization or, if not rated, are of
comparable quality. The ability of the issuers of
the securities held by the
Series to meet their obligations may be affected
by economic developments in a
specific industry or region.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund, and the Series, in the preparation of its
financial statements.
Securities Valuations: Portfolio securities are
valued at amortized cost, which
approximates market value. The amortized cost
method involves valuing a security
at its cost on the date of purchase and thereafter
assuming a constant
amortization to maturity of any discount or
premium.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of investments
are calculated on the identified cost basis.
Interest income is recorded on the
accrual basis. Expenses are recorded on the
accrual basis which may require the
use of certain estimates by management.
Federal Income Taxes: It is the intent of the Fund
to continue to meet the
requirements of the Internal Revenue Code
applicable to regulated investment
companies and to distribute all of its taxable net
income to its shareholders.
Therefore, no federal income tax provision is
required.
Dividends and Distributions: The Fund declares all
of its net investment income
and net realized short-term capital gains/losses,
if any, as dividends daily to
its shareholders of record at the time of such
declaration. Net investment
income for dividend purposes includes interest
accrued or discount earned less
amortization of premium and the estimated expenses
applicable to the dividend
period. The Fund does not expect to realize long-
term capital gains or losses.
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the cost of the
subadviser's services, the compensation of
officers of the Fund, occupancy and
certain clerical and bookkeeping costs of the
Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and
payable monthly, at an annual
rate of .20 of 1% of the average daily net assets
of the Series. PIFM has agreed
to waive a portion (.05 of 1% of the Series'
average daily net assets) of its
management fee, which amounted to $120,984 ($.0002
per share) for the six months
ended September 30, 1997. The Series is not
required to reimburse PIFM for such
waiver.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A and Class I shares of the
Fund. The Fund reimburses PSI for distributing and
servicing the Fund's Class A
shares pursuant to the plan of distribution at an
annual rate of .12 of 1% of
the Series' average daily net assets of the Class
A shares. PSI has agreed to
waive a portion (.07 of 1% of the Series' average
daily net assets) of its
distribution fee, which amounted to $57,751
($.0007 per share) for the six
months ended September 30, 1997. The Series is not
required to reimburse PSI for
such waiver. The Class A distribution fee is
accrued daily and payable monthly.
No distribution or service fees are paid to PSI as
distributor of the Class I
shares of the Fund.
PSI, PIFM and PIC are indirect, wholly-owned
subsidiaries of The Prudential
Insurance Company of America.
--------------------------------------------------
----------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly-owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the
six months ended September 30,
1997, the Series incurred fees of $120,000 for the
services of PMFS. As of
September 30, 1997, $20,000 of such fees were due
to PMFS. Transfer agent fees
and expenses in the Statement of Operations
include certain out-of-pocket
expenses paid to non-affiliates.
--------------------------------------------------
------------------------------

PRUDENTIAL INSTITUTIONAL
Notes to Financial Statements
LIQUIDITY PORTFOLIO, INC.
(Unaudited)
INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------
------------------------------
Note 4. Expense Subsidy
PIFM voluntarily agreed to subsidize operating
expenses so that total Series
operating expenses do not exceed .20% and .15% of
the average daily net assets
of the Class A and Class I shares, respectively.
For the six months ended
September 30, 1997, such reimbursement amounted to
$191,158 ($0.0003 per share
for Class A and I shares; .06% of average net
assets, annualized).
--------------------------------------------------
----------
Note 5. Capital
The Series currently offers Class A and Class I shares. Effective July 9, 1997, the Series commenced offering Class I shares.
The Series has authorized 10 billion shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized
Class I shares.
Transactions in shares of common stock (at $1 per share) were as follows:

Shares

and

Dollar
Class A
Amount
---------------------------------------------   --
------------
Six months ended September 30, 1997:
Shares sold..................................
1,358,216,434
Shares issued in reinvestment of dividends
  and distributions..........................
9,814,383
Shares reacquired............................
(1,180,650,999)
                                                --
------------
Net increase in shares outstanding before
  conversion.................................
187,379,818
Shares reacquired upon conversion into Class
  I..........................................
(584,727,797)
                                                --
------------
Net decrease in shares outstanding...........
(397,347,979)
                                                --
------------
                                                --
------------
Year ended March 31, 1997:
Shares sold..................................
2,069,514,977
Shares issued in reinvestment of dividends
  and
  distributions..............................
21,346,132
Shares reacquired............................
(2,053,657,829)
                                                --
------------
Net increase in shares outstanding...........
37,203,280
                                                --
------------
                                                --
------------
Class I
---------------------------------------------
July 9, 1997* through September 30, 1997:
Shares sold..................................
1,569,555,326
Shares issued in reinvestment of dividends
  and
  distributions..............................
7,599,433
Shares reacquired............................
(1,606,518,340)
                                                --
------------
Net decrease in shares outstanding before
  conversion.................................
(29,363,581)
Shares issued upon conversion from Class A...
584,727,797
                                                --
------------
Net increase in shares outstanding...........
555,364,216
                                                --
------------
                                                --
------------

---------------
* Commencement of offering of Class I shares.
--------------------------------------------------
------------------------------

PRUDENTIAL INSTITUTIONAL
                                         LIQUIDITY
PORTFOLIO, INC.
Financial Highlights (Unaudited)
INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------
------------------------------

Class A
                                                 -
--------------------------------------------------
---------------------------

Six Months

Ended                             Year Ended March
31,

September 30,     --------------------------------
----------------------------

1997            1997         1996         1995
1994         1993
                                                 -
------------     --------     --------     -------
-     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$   1.000       $  1.000     $  1.000     $  1.000
$  1.000     $  1.000
Net investment income and net realized
   gains......................................
 .027(d)        .050         .056         .046
 .029         .033
Dividends and distributions to shareholders...
(.027)         (.050)       (.056)       (.046)
(.029)       (.033)
                                                 -
------------     --------     --------     -------
-     --------     --------
Net asset value, end of period................
$   1.000       $  1.000     $  1.000     $  1.000
$  1.000     $  1.000
                                                 -
------------     --------     --------     -------
-     --------     --------
                                                 -
------------     --------     --------     -------
-     --------     --------
TOTAL RETURN(a):..............................
2.78%          5.16%        5.72%        4.69%
2.92%        3.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$  80,697       $478,045     $440,842     $476,229
$385,023     $497,214
Average net assets (000)......................
$ 334,121       $449,393     $519,946     $402,678
$445,867     $543,694
Ratios to average net assets:
   Expenses, including distribution fee.......
 .32%(c)/(d)      .46%       .43%         .46%
 .48%         .44%
   Expenses, excluding distribution fee.......
 .23%(c)/(d)      .34%       .31%         .34%
 .36%         .32%
   Net investment income......................
5.39%(c)/(d)     5.03%      5.56%        4.67%
2.87%        3.28%

Class I
                                                --
----------------

July 9, 1997(b)

Through

September 30,

1997
                                                --
----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$  1.000
Net investment income and net realized
   gains......................................
 .013(d)
Dividends and distributions to shareholders...
(.013)

-------
Net asset value, end of period................
$  1.000

-------

-------
TOTAL RETURN(a):..............................
1.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$555,364
Average net assets (000)......................
$692,917
Ratios to average net assets:
   Expenses, including distribution fee.......
 .15%(c)/(d)
   Expenses, excluding distribution fee.......
 .15%(c)/(d)
   Net investment income......................
5.56%(c)/(d)

---------------
(a) Total return is calculated assuming a purchase
of shares on the first day
    and a sale on the last day of each period
reported and includes reinvestment
    of dividends and distributions. Total returns
for less than a full year are
    not annualized.
(b) Commencement of offering of Class I shares.
(c) Annualized.
(d) Net of management and distribution fee waiver
and expense subsidy.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     11

Getting
The Most
From Your
Prudential
Mutual
Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem.
We'd
like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: One 1/100th of 1%. For example, one half of one percentage point is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Capital Gain/Capital Loss: The difference between the cost of a capital asset (for example, a stock, bond or mutual fund share) and its selling price. Under current law the federal income tax rate for individuals on a long-term capital gain is up to 28%.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from another security. The rate of return of these financial products rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to banks and other depository institutions.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to deliver a specific amount of a commodity or financial instrument at a set price at a stipulated time in the future.

Leverage: The use of borrowed assets to enhance return on equity. The expectation is that the interest rate charged will be lower than the return on the investment.
While
leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash)
in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; most
often used
to describe the difference   between prices bid
and asked for a security.

Yankee Bond: A bond denominated in U.S. dollars but sold by a foreign company or government in the U.S.
market.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Stephen C. Eyre
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer
Richard A. Redeker
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Robert C. Rosselot, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and information about the
Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30,
1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

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